SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective Prospectus for each of the listed funds:


Scudder 21st Century Growth Fund             Scudder Greater Europe Growth Fund             Scudder Retirement Fund-- Series IV
Scudder Aggressive Growth Fund               Scudder Growth Fund                            Scudder Retirement Fund-- Series V
Scudder Blue Chip Fund                       Scudder Growth and Income Fund                 Scudder Retirement Fund-- Series VI
Scudder Balanced Fund                        Scudder Health Care Fund                       Scudder Retirement Fund-- Series VII
Scudder California Tax-Free Income Fund      Scudder High-Yield Fund                        Scudder S&P 500 Index Fund
Scudder Capital Growth Fund                  Scudder High-Yield Opportunity Fund            Scudder S&P 500 Stock Fund
Scudder Cash Investment Trust                Scudder High-Yield Tax-Free Fund               Scudder Select 500 Fund
Scudder Cash Reserves Fund                   Scudder Income Fund                            Scudder Select 1000 Growth Fund
Scudder Development Fund                     Scudder International Fund                     Scudder Short-Term Bond Fund
Scudder Dividend & Growth Fund               Scudder International Research Fund            Scudder Small Company Stock Fund
Scudder-Dreman Financial Services Fund       Scudder Large Company Growth Fund              Scudder Small Company Value Fund
Scudder Dynamic Growth Fund                  Scudder Latin America Fund                     Scudder Strategic Income Fund
Scudder Emerging Markets Growth Fund         Scudder Managed Municipal Bonds                Scudder Target 2010 Fund
Scudder Emerging Markets Income Fund         Scudder Massachusetts Tax-Free Fund            Scudder Target 2011 Fund
Scudder Floating Rate Fund                   Scudder Medium-Term Tax-Free Fund              Scudder Target 2012 Fund
Scudder Florida Tax-Free Income Fund         Scudder Money Market Series                    Scudder Tax-Free Money Fund
Scudder Focus Growth Fund                    Scudder New Europe Fund                        Scudder Technology Fund
Scudder Focus Value+Growth Fund              Scudder New York Tax-Free Income Fund          Scudder Technology Innovation Fund
Scudder Global Bond Fund                     Scudder Pacific Opportunities Fund             Scudder Total Return Fund
Scudder Global Discovery Fund                Scudder Pathway Series: Conservative Portfolio Scudder U.S. Government Securities Fund
Scudder Global Fund                          Scudder Pathway Series: Growth Portfolio       Scudder U.S. Treasury Money Fund
Scudder GNMA Fund                            Scudder Pathway Series: Moderate Portfolio     Scudder Worldwide 2004 Fund
Scudder Gold and Precious Metals Fund        Scudder Research Fund

On April 5, 2002, Zurich Scudder Investments, Inc. ("Zurich Scudder"), the investment advisor of each Fund listed above, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Zurich Scudder became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. This supplement reflects the changes to the prospectuses for the Funds as a result of this transaction.

Who Manages and Oversees the Funds

The Investment Advisor

For all Funds, the following replaces the information in each Fund's prospectus regarding the investment advisor, with the exception of any information regarding fees paid by the Fund to the Advisor:

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each Fund. Under the supervision of the Board of Trustees/Directors, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The Fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Bankers Trust Company (to be renamed Deutsche Bank Trust Company Americas on April 15, 2002) and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


April 8, 2002

For Scudder S&P 500 Stock Fund only:

As a result of the acquisition of Zurich Scudder by Deutsche Bank AG on April 5, 2002, the subadvisory agreement between the Fund and Deutsche Asset Management will no longer be necessary, and the advisor has agreed to lower the investment management fee rate paid by the Fund. The new fee rates, schedules and effective dates are set forth in the following table:

Average Daily Net Assets                                     Fee Rate
--------------------------------------------------------------------------------
Scudder S&P 500 Stock Fund
--------------------------------------------------------------------------------
New Investment Management Fee as of April 5, 2002
--------------------------------------------------------------------------------
first $100 million                                            0.330%
--------------------------------------------------------------------------------
next $100 million                                             0.290%
--------------------------------------------------------------------------------
more than $200 million                                        0.270%
--------------------------------------------------------------------------------

Subadvisor

For Scudder Focus Value+Growth Fund only:

Effective April 5, 2002, Dreman Value Management, L.L.C., Jersey City, NJ will serve as the subadvisor with respect to the value portion of the Fund's portfolio. Dreman Value Management was founded in 1977 and currently manages over $6 billion in assets.

DeIM pays a fee to Dreman Value Management for acting as subadvisor to the value portion of the Fund's portfolio at an annual rate applied to the portion of the Fund's average daily net assets subadvised by Dreman Value Management. The new subadvisory fee schedule for the Fund is set forth in the following table.

Average Daily Net Assets                                             Fee Rate
--------------------------------------------------------------------------------
Scudder Focus Value+Growth Fund
--------------------------------------------------------------------------------
first $250 million                                                     0.40%
--------------------------------------------------------------------------------
next $250 million                                                      0.35%
--------------------------------------------------------------------------------
next $500 million                                                      0.3375%
--------------------------------------------------------------------------------
over $1 billion                                                        0.2875%
--------------------------------------------------------------------------------

For Scudder Greater Europe Growth Fund, Scudder International Fund, Scudder New Europe Fund and Scudder Worldwide 2004 Fund only:

In connection with the acquisition of Zurich Scudder by Deutsche Bank AG, Deutsche Bank AG will be consolidating its investment operations. In this regard, shareholders of the Fund recently approved a new subadvisory agreement between the advisor and DeAMIS, One Appold Street, London, England, an affiliate of the advisor. As part of this consolidation process, investment personnel will be moved among Deutsche advisory affiliates and, in the future, the Fund's advisor will seek approval from the Fund's Board to implement this subadvisory relationship with DeAMIS. During the interim period prior to the implementation of the subadvisory relationship, certain of the Fund's portfolio managers will become employees of DeAMIS, and act as consultants to the Fund's advisor, under the supervision of the Fund's advisor. For more information on the Fund's portfolio managers and the capacity in which they will serve the Fund during and after the interim period, please refer to the "Portfolio Managers" section of this supplement.

The Portfolio Managers

The following people handle the day-to-day management of each of the following funds:


Scudder 21st Century Growth Fund, Scudder Aggressive Growth Fund, Scudder Development Fund and Scudder Dynamic Growth Fund

  Sewall Hodges
  CFA, Managing Director of Deutsche Asset Management and Co-Manager of the
  Fund.
   o Joined Deutsche Asset Management in 1995.
   o Joined Scudder 21st Century Growth Fund in 2002.
   o Joined Scudder Aggressive Growth Fund in 1999.
   o Joined Scudder Development Fund in 1999.
   o Joined Scudder Dynamic Growth Fund in 2002.
   o Over 24 years of investment industry experience.
   o MBA, Wharton Business School, University of Pennsylvania.

  Peter Chin
  CFA, Managing Director of Deutsche Asset Management and Co-Manager of the
  Fund.
   o Joined Deutsche Asset Management in 1973.
   o Joined Scudder 21st Century Growth Fund in 1996.
   o Joined Scudder Aggressive Growth Fund in 1999.
   o Joined Scudder Development Fund in 2002.
   o Joined Scudder Dynamic Growth Fund in 2002.
   o Over 33 years of investment industry experience.
   o MBA, Columbia University Graduate School of Business.

  Roy McKay
  CFA, Managing Director of Deutsche Asset Management and Co-Manager of the
  Fund.
   o Joined Deutsche Asset Management in 1988.
   o Joined Scudder 21st Century Growth Fund in 1996.
   o Joined Scudder Aggressive Growth Fund in 1999.
   o Joined Scudder Development Fund in 2002.
   o Joined Scudder Dynamic Growth Fund in 2002.
   o Over 36 years of investment industry experience.
   o MBA, Wharton Business School, University of Pennsylvania.

Scudder Balanced Fund and Scudder Total Return Fund

  William Gadsden
  CFA, Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1983 and the Funds in 2002.
   o Over 21 years of investment industry experience.
   o MBA, Wharton Business School, University of Pennsylvania.

  J. Christopher Gagnier
  Director of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1997 and the Funds in 2002.
   o Prior to that, portfolio manager, Paine Webber, (1984-1997).
   o Analyst specializing in asset-backed securities and government investments.

  David Baldt
  CFA, Managing Director of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1989 and the Funds in 2002.
   o Chief investment officer of the Fixed Income Fund Group.

  Gary Bartlett
  CFA, Director of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1992 and the Funds in 2002.
   o Analyst specializing in taxable municipal and government investments.
   o MBA, Drexel University.

  Warren Davis
  Director of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1995 and the Funds in 2002.
   o Analyst specializing in mortgage- and asset-backed securities.
   o MBA, Drexel University.

  Daniel Taylor
  CFA, Vice President of Deutsche Asset Management and Portfolio Manager of the
    Fund.
    o Joined Deutsche Asset Management in 1998 and the Funds in 2002.
    o Prior to that, fixed income portfolio manager, asset backed securities analyst and senior credit analyst, CoreStates Investment Advisors (1992-1998).
    o Analyst specializing in asset-backed securities and government securities.

  Thomas Flaherty
  Director of Deutsche Asset Management and Portfolio Manager of the Fund.
    o Joined Deutsche Asset Management in 1995 and the Funds in 2002.
    o Analyst specializing in corporate bonds and mortgages.

  Janet Campagna
  Managing Director of Deutsche Asset Management and Portfolio Manager of the
    Fund.
    o Joined Deutsche Asset Management in 1999 and the Funds in 2002.
    o Over ten years of investment industry experience.
    o Head of global and tactical asset allocation.
    o Investment strategist and manager of the asset allocation strategies group for Barclays Global Investors from 1994 to 1999.
    o Master's degree in Social Science from California Institute of Technology and Ph.D in Political Science from University of California at Irvine.

  Andrew Cestone
  Director of Deutsche Asset Management and Portfolio Manager of the Fund.
    o Joined Deutsche Asset Management in March 1998 and the Funds in 2002.
    o Prior to that, Investment Analyst, Phoenix Investment Partners, from 1997 to 1998. Prior to that, Credit Officer, asset based lending group, Fleet Bank, from 1995 to 1997.

  Brett Diment
  Managing Director of Deutsche Asset Management and Consultant to the Fund.
    o Joined Deutsche Asset Management in 1991 and the Funds in 2002.
    o Over 12 years of investment industry experience.
    o Head of Emerging Market Debt for London Fixed Income and responsible for coordinating research into Continental European markets and managing global fixed income, balanced and cash based portfolios: London.

  Timothy Vile
  Director of Deutsche Asset Management and Consultant to the Fund.
   o Joined Deutsche Asset Management in 1991 with 6 years of experience that included portfolio manager for fixed income portfolios at Equitable Capital Management.
   o Joined the Funds in 2002.

Scudder Blue Chip Fund, Scudder Small Company Stock Fund and Scudder Small Company Value Fund

  Joshua Feuerman
  CFA, Managing Director of Deutsche Asset Management and Co-Manager of the
  Fund.
   o Joined Deutsche Asset Management in 1999 and the Funds in 2002.
   o Head of Global Quantitative Equity: New York.
   o 10 years of experience at State Street Global Advisors where he served as head of international strategies, including emerging and developed markets, and earlier in product engineering and international equity research.
   o MBA, University of Chicago.

  Michael Patchen
  Assistant Vice President of Deutsche Asset Management and Co-Manager of the Fund.
   o Portfolio manager of international quantitative strategies: New York.
   o Joined Deutsche Asset Management in 2000, with 4 years of experience including global strategies associate at AQR Capital Management and asset allocation analyst at Goldman Sachs Asset Management.
   o Joined the Funds in 2002.

Scudder Capital Growth Fund, Scudder Growth Fund and Scudder Large Company Growth Fund

  William Gadsden
  CFA, Managing Director of Deutsche Asset Management and Co-Manager of the
  Fund.
   o Joined Deutsche Asset Management in 1983.
   o Joined Scudder Capital Growth Fund in 1999.
   o Joined Scudder Growth Fund in 2002.
   o Joined Scudder Large Company Growth Fund in 2002.
   o Over 21 years of investment industry experience.
   o MBA, Wharton Business School, University of Pennsylvania.

  Jesse Stuart
  Senior Vice President of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1996.
   o Joined Scudder Capital Growth Fund in 2000.
   o Joined Scudder Growth Fund in 2001.
   o Joined Scudder Large Company Growth Fund in 2001.
   o Over 6 years of investment industry experience.

Scudder Emerging Markets Growth Fund

  Oliver Kratz
  Director of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 1998 and the Fund in 2002.
    o Over eight years of investment industry experience.
    o Joined the Fund in 2002.

  Tara Kenney
  Senior Vice President of Deutsche Asset Management and Co-Manager of the Fund.
    o Joined Deutsche Asset Management in 1995 and the Fund in 1996.
    o Over 16 years of investment industry experience.
    o MBA, New York University.

Scudder Focus Value+Growth Fund
  Dreman Value Management, L.L.C is the subadvisor to the value portion of the Fund.

  David Dreman
  Lead Portfolio Manager
   o Began investment career in 1957.
   o Joined the Fund in 2002.
   o Founder and Chairman, Dreman Value Management, L.L.C. since 1977.

  F. James Hutchinson
   o Began investment career in 1986.
   o Joined the Fund in 2002.
   o Prior to joining Dreman Value Management, L.L.C. in 2000, associated with The Bank of New York for over 30 years in both the corporate finance and trust/investment management areas, including President of The Bank of New York (NJ).

Scudder Global Fund

  William Holzer
  Managing Director of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1980 and the Fund in 1986.
   o Over 24 years of experience in global investing.
   o MBA, New York University.

  Steve Wreford
  Vice President of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 2001 and the Fund in 2002.
   o Responsible for European Telecommunications Research.
   o Prior to that, served as equity analyst responsible for European telecommunication research, after five years of experience as telecommunication and technology equity analyst for CCF International; CCF Charterhouse, London and as management consultant for KPMG, U.K..
   o Chartered Account (U.S. CPA equivalent).

  Peter Crays
  Senior Associate of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1999 and the Fund in 2000.
   o Vice president/research manager for the Americas, IBES International, Inc. from 1994 to 1999.
   o MBA, Fordham University.

  Nick Bratt
  Managing Director of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1976 and since that time has over 26 years of experience in international investing.
   o Joined the Fund in 1993.


Scudder GNMA Fund and Scudder U.S. Government Securities Fund

  Scott Dolan
  Senior Vice President of Deutsche Asset Management and Lead Manager of the
  Fund.
   o Joined Deutsche Asset Management in 1989.
   o Joined Scudder GNMA Fund in 1997.
   o Joined Scudder U.S. Government Securities Fund in 1998.
   o Over 13 years of investment industry experience.
   o MS, Boston College.

  John Dugenske
  CFA, Managing Director of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1998 and the Funds in 2002.
   o Over 12 years of investment industry experience.
   o MSME, University of Illinois.
   o MBA, University of Illinois.

  Sean McCaffrey
  CFA, Managing Director of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1996 after five years of experience as fixed income analyst specializing in synthetic GIC bond portfolios at Fidelity Investments.
   o Portfolio manager for Stable Value strategies, responsible for overseeing the group's stable value and bond index efforts in asset-backed and mortgage-backed securities as well as other financial instruments underlying synthetic GICs: New York.
   o MBA, Yale University.
   o Joined the Funds in 2002.

  William Chepolis
  CFA, Senior Vice President of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1998 and the Funds in 2002.
   o Previously worked at Norwest Bank Minnesota, N.A. (now Wells Fargo Bank) as a portfolio manager (1983-88, 1993-98) and foreign exchange currency and option trader (1988-1995).

Scudder Gold and Precious Metals Fund

  Darko Kuzmanovic
  Vice President of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 2000 and the Fund in 2001.
   o Over 17 years of investment and resource industry experience.
   o Executive MBA, Macquarie University
   o Bachelor of Metallurigical Engineering,UNSW.

  Euan Leckie
  Vice President of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1988 after 14 years as a senior financial analyst for CSR Limited and mining analyst for Commercial Banking Company and Constable and Bain.
   o Portfolio manager for Australian Equity, member of Global Materials Sector Team, member Australian Equity research team (resources).
   o Joined the Fund in 2002.

Scudder Greater Europe Growth Fund and Scudder New Europe Fund

  Joseph Axtell**
  CFA, Vice President of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 2001.
   o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).
   o Director, International Research at PCM International (1989-1996).
   o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
   o Analyst at Prudential-Bache Capital Funding in London (1987-1988).
   o Equity analyst in the healthcare sector at Prudential Equity Management Associates (1985-1987).
   o Joined the Funds in 2002.

  Alexander (Sandy) Black+
  Managing Director of Deutsche Asset Management and Consultant to the Fund.
   o Joined Deutsche Asset Management in 1994.
   o Head of European Equity portfolio selection team, portfolio manager Europe ex-U.K. & Euroland Equity, and head of European Equity local research team: London.
   o MA, Cambridge University.
   o Joined the Funds in 2002.



  Joerg Breedveld+
  Managing Director of Deutsche Asset Management and Consultant to the Fund.
   o Joined Deutsche Asset Management in 1991 as a portfolio manager, previously serving as investment advisor and financial analyst for German equities within Deutsche Bank Research.
   o Head of global portfolio selection team for Europe ex-U.K. and Euroland Equities, member of European portfolio selection team, European Mid-Cap Equity analyst and portfolio manger for German and Europe Equities:
     Frankfurt.
   o Joined the Funds in 2002.

  Michael Schmidt+
  CFA, Director of Deutsche Asset Management and Consultant to the Fund.
   o Joined Deutsche Asset Management in 1994.
   o Head of global equity research team for Telecom Services sector and portfolio manager for European Equity and European ex-U.K. & Euroland
     Equity: Frankfurt.
   o Hochschule fuer Bankwirtschaft (private banking college), Germany.
   o Joined the Funds in 2002.

  Katrina Mitchell+
  Director of Deutsche Asset Management and Consultant to the Fund.
   o Joined Deutsche Asset Management in 1993 as a Graduate Trainee.
   o Portfolio manager for European Equity and European ex U.K. & Euroland Equity and member of the European Equity local research team: London.
   o Joined the Funds in 2002.

  Nigel Ridge+
  Director of Deutsche Asset Management and Consultant to the Fund.
   o Joined Deutsche Asset Management in 1994 after 6 years at Schroder Investment Management.
   o Portfolio manager for U.K. Equity, European Equity, European ex
     U.K. & Euroland Equity and U.K. Blue Chip Fund and member of U.K. and European Equity local research teams: London.
   o Joined the Funds in 2002.

Scudder Health Care Fund

  James Fenger
  Managing Director of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1983 and the Fund in 1998.
   o Over 19 years of investment industry experience.
   o MBA, University of Wisconsin.

  Leefin Lai
  Senior Vice President of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 2001 and the Fund in 2001.
   o Over 19 years of investment industry experience.
   o MBA, University of Illinois.

  Thomas Bucher
  CFA, Director of Deutsche Asset Management and Consultant to the Fund.
   o Head of global equity research team for Healthcare sector and portfolio manager for European Equity: Frankfurt.
   o Joined Deutsche Asset Management in 1995, previously serving as analyst for European Chemical, Oil, Steel and Engineering sectors and analyst/portfolio manager for Eastern European equity.
   o MA, University of Tuegingen, Germany.
   o Joined the Fund in 2002.

Scudder High-Yield Fund and Scudder High-Yield Opportunity Fund

  Andrew Cestone
  Director of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1998 and the Funds in 2002.
   o Prior to that, investment analyst, Phoenix Investment Partners, from 1997 to 1998.
   o Prior to that, credit officer, asset based lending group, Fleet Bank, from 1995 to 1997.

  Harry Resis, Jr.
  Managing Director of Deutsche Asset Management and Co-Manager of the Fund through May 2002.
   o Joined Deutsche Asset Management in 1988 to direct the fixed income department's taxable fixed-income trading.
   o Over 34 years of investment industry experience.
   o Joined Scudder High-Yield Fund in 1992.
   o Joined Scudder High-Yield Opportunity Fund in 2000.

Scudder Income Fund
  Gary Bartlett
  CFA, Director of Deutsche Asset Management and Lead Manager of the Fund.
   o Joined Deutsche Asset Management in 1992 and the Fund in 2002.
   o Analyst specializing in taxable municipal and government investments.
   o MBA, Drexel University.

  David Baldt
  CFA, Managing Director of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1989 and the Fund in 2002.
   o Chief investment officer of the Fixed Income Fund Group.

  Andrew Cestone
  Director of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1998 and the Fund in 2002.
   o Prior to that, investment analyst, Phoenix Investment Partners, from 1997 to 1998.
   o Prior to that, credit officer, asset based lending group, Fleet Bank, from 1995 to 1997.

  Warren Davis
  Director of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1995 and the Fund in 2002.
   o Analyst specializing in mortgage- and asset-backed securities.
   o MBA, Drexel University.
   o Analyst specializing in asset-backed securities and government securities.

  Thomas Flaherty
  Director of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1995 and the Fund in 2002.
   o Analyst specializing in corporate bonds and mortgages.

  J. Christopher Gagnier
  Director of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1997 and the Fund in 2002.
   o Prior to that, portfolio manager, Paine Webber, from 1984 to 1997.
   o Analyst specializing in asset-backed securities and government investments.

  Catharine Peppiatt
  Director of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1993 and the Fund in 2002.
   o Previously served as director of Global Fixed Income in London.
   o Portfolio manager and product manager for Core Plus Fixed Income:
     Philadelphia.
   o MA, Oxford University.

  Daniel Taylor
  CFA, Vice President of Deutsche Asset Management and Portfolio Manager of the Fund
    o Joined Deutsche Asset Management in 1998 and the Fund in 2002.
    o Prior to that, fixed income portfolio manager, asset backed securities analyst and senior credit analyst, CoreStates Investment Advisors, from 1992 to 1998.

  Brett Diment
  Managing Director of Deutsche Asset Management and Consultant to the Fund.
   o Joined Deutsche Asset Management in 1991 as a member of the Fixed Income group.
   o Head of Emerging Debt for London Fixed Income and responsible for coordinating research into Continental European markets and managing global fixed income, balanced and cash-based portfolios: London.
   o Joined the Fund in 2002.

  Timothy Vile
  Director of Deutsche Asset Management and Consultant to the Fund.
   o Joined Deutsche Asset Management in 1991 with 6 years of experience that included portfolio manager for fixed income portfolios at Equitable Capital Management.
   o Portfolio manager for Enhanced Fixed Income: London.
   o Joined the Fund in 2002.

Scudder International Fund and Scudder Worldwide 2004 Fund

  Irene Cheng*
  Managing Director of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1983.
   o Joined Scudder International Fund in 1998.
   o Joined Scudder Worldwide 2004 Fund in 1999.
   o Over 16 years of investment industry experience.
   o MS, Massachusetts Institute of Technology.
   o MBA, Harvard Business School.

  Clare Brody*
  CFA, Director of Deutsche Asset Management and  and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1993.
   o Joined Scudder International Fund in 2002.
   o Joined Scudder Worldwide 2004 Fund in 2002.
   o Portfolio manager with primary focus on European markets and senior analyst covering global telecommunications and pulp and paper.
   o Over 10 years of investment industry experience.

  Marc Slendebroek*
  Vice President of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1994.
   o Joined Scudder International Fund in 1999.
   o Joined Scudder Worldwide 2004 Fund in 1999.
   o Previously responsible for the Dutch equity research product with Kleinwort Benson Securities and equity analyst with Enskilda Securities in London.
   o MA, University of Leiden (Netherlands).

  Joseph DeSantis**
  Managing Director of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 2000.
   o Joined Scudder International Fund in 2002.
   o Joined Scudder Worldwide 2004 Fund in 2002.
   o Oversees all equity portfolio managers based in the Americas region.
   o Chief investment officer at Chase Trust Bank in Tokyo, Japan, a division of Chase Global Asset Management and Mutual Funds (1996-2000).
   o Head of International Equities at Chase in New York (1992-1996).
   o Positions as a portfolio manager at Chase (1990-1992). Founding Partner, investment strategist at Strategic Research International, Inc.

  Alex Tedder+
  Director of Deutsche Asset Management and Consultant to the Fund.
   o Joined Deutsche Asset Management in 1994, previously managing European equities and responsible for insurance sector with 4 years of experience at Schroder Investment Management.
   o Head of International Select Equity strategy; portfolio manager and analyst for Core EAFE strategy: London.
   o MA, Freiburg University.
   o Joined Scudder International Fund in 2002.
   o Joined Scudder Worldwide 2004 Fund in 2002.

  Stuart Kirk+
  Associate Director of Deutsche Asset Management and Consultant to the Fund.
   o Joined Deutsche Asset Management in 1995 as analyst and fund manager in London, having since served as portfolio manager and analyst for International Equity in Sydney.
   o Portfolio manager for EAFE Equity and global equity analyst for Business Services & Transport sector: London.
   o MA, Cambridge University.
   o Joined Scudder International Fund in 2002.
   o Joined Scudder Worldwide 2004 Fund in 2002.

Scudder Large Company Value Fund

  Lois Roman
  Managing Director of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1994 and the Fund in 1995.
   o Over 16 years of investment industry experience.
   o MBA, Columbia University Graduate School of Business.

  James Giblin
  CFA, Managing Director of Deutsche Asset Management and Co-Manager of the
  Fund.
   o Joined Deutsche Asset Management in 1995 after 22 years of experience, of which 15 were as a portfolio manager for CIGNA Equity Advisors.
   o Portfolio manager for US Large Cap Value Equity: New York.
   o MBA, Wharton Business School, University of Pennsylvania.
   o Joined the Fund in 2002.

  David Hone
  CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1996 as equity analyst for the investment bank, having since served as assistant portfolio manager for US Large Cap Value Equity and analyst for sectors including consumer cyclicals, consumer staples and financials, after eight years of experience as senior underwriter for Chubb & Son.
   o Portfolio manager for US Large Cap Value Equity: New York.
   o Joined the Fund in 2002.

Scudder Latin America Fund

  Paul Rogers
  CFA, Senior Vice President of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1994 and the Fund in 1995.
   o Over 17 years of investment industry experience.
   o MBA, Stern School of Business, New York University.

  Tara Kenney
  Senior Vice President of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1995 and the Fund in 1996.
   o Over 16 years of investment industry experience.
   o MBA, New York University.

  Curtis Butler
  Vice President of Deutsche Asset Management and Co-Manager of the Fund.
   o Responsible for equity research and analysis in Latin America.
   o Joined Deutsche Asset Management in 2000 and the Fund in 2002.
   o Previously worked at New York Fed, Foreign Banking Division; Lazard Freres, Emerging Markets Group; Chase Asset Management, Latin American Equity Portfolios.
   o Masters in International Relations; SAIS of John Hopkins University.



Scudder Medium-Term Tax-Free Fund

  Philip Condon
  Managing Director of Deutsche Asset Management and Co-Lead Manager of the
  Fund.
   o Joined Deutsche Asset Management in 1983 and the Fund in 1998.
   o Over 26 years of investment industry experience.
   o MBA, University of Massachusetts at Amherst.

  Ashton Goodfield
  CFA, Senior Vice President of Deutsche Asset Management and Co-Lead Manager of the Fund.
   o Joined Deutsche Asset Management in 1986 and the Fund in 1986.
   o Over 16 years of investment industry experience.

  Shelly Deitert
  Assistant Vice President of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1997 and the Fund in 2002.
   o Over 5 years of investment industry experience.

Scudder Pacific Opportunities Fund

  Andrew Stubing
  Director of Deutsche Asset Management and Co-Lead Manager of the Fund.
   o Joined Deutsche Asset Management in 1994, having since served as fund manager in the Sydney office, after 7 years of experience as portfolio manager and analyst for AMP Investments.
   o Head of both global portfolio selection team for Asia ex-Japan Equity and Asian local research team; portfolio manager for Pacific Basin Equity and Core Emerging Markets Equity: Singapore.
   o Joined the Fund in 2002.

  Terrence Gray
  Vice President of Deutsche Asset Management and Co-Lead Manager of the Fund.
   o Joined Deutsche Asset Management in 1993 and the Fund in 2001.
   o Over 9 years of investment industry experience.

Scudder Pathway Series: Conservative Portfolio, Moderate Portfolio and Growth Portfolio

  Janet Campagna
  Managing Director of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1999. Investment strategist and manager of the asset allocation strategies group for Barclays Global Investors from 1994 to 1999.
   o Head of global and tactical asset allocation.
   o Over ten years of investment industry experience.
   o MA, Social Science, California Institute of Technology.
   o Ph.D, Political Science, University of California at Irvine.
   o Joined the Funds in 2002.

  Inna Okounkova
  Vice President of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1999.
   o Began investment career in 1999.
   o Responsible for performing quantitative research within the firm's quantitative group.
   o MS, Moscow State University.
   o MBA, University of Chicago.
   o Joined the Funds in 2002.

  Robert Wang
  Director of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1995 after 13 years of experience in fixed income trading at J.P. Morgan.
   o Portfolio manager for global and tactical asset allocation portfolios, with a focus on quantitative asset allocation, portfolio risk control and derivatives trading management: New York.
   o Joined the Funds in 2002.



Scudder Select 1000 Growth Fund and Scudder Select 500 Fund

  Eric Lobben
  Managing Director of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1981 and the Funds in 2002.
   o Over 20 years of investment industry experience.
   o MBA, New York University.

  Thomas Picciochi
  Director of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1999 after 13 years of experience in various research and analysis positions at State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management.
   o Portfolio manager and trader for several quantitative active equity strategies, responsible for quantitative research on stock selection and portfolio construction for DB Absolute Return Strategies: Summit, NJ.
   o MBA, University of Miami.
   o Joined the Funds in 2002.

  Jin Chen
  CFA, Vice President of Deutsche Asset Management and Co-Manager of the Fund.
   o Joined Deutsche Asset Management in 1999 after 4 years of experience as a fundamental equity analyst and portfolio manager of various funds in US large and small cap equities at Thomas White Asset Management.
   o Portfolio manager for quantitative active equity strategies in several funds, responsible for quantitative research on stock selection and portfolio construction for DB Absolute Return Strategies: Summit, NJ.
   o MS, Michigan State University.
   o Joined the Funds in 2002.

Scudder Short-Term Bond Fund

  Scott Dolan
  Senior Vice President of Deutsche Asset Management and Lead Manager of the
  Fund.
   o Joined Deutsche Asset Management in 1989 and the Fund in 2002.
   o Over 13 years of investment industry experience.
   o MS, Boston College.

  John Dugenske
  CFA, Managing Director of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1998 and the Fund in 2002.
   o Over 12 years of investment industry experience.
   o MSME, University of Illinois.
   o MBA, University of Illinois.

  Sean McCaffrey
  CFA, Managing Director of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1996 after five years of experience as fixed income analyst specializing in synthetic GIC bond portfolios at Fidelity Investments.
   o Portfolio manager for Stable Value strategies, responsible for overseeing the group's stable value and bond index efforts in asset-backed and mortgage-backed securities as well as other financial instruments underlying synthetic GICs: New York.
   o MBA, Yale University.
   o Joined the Fund in 2002.

  William Chepolis
  CFA, Senior Vice President of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1998 and the Fund in 2002.
   o Previously worked at Norwest Bank Minnesota, N.A. (now Wells Fargo Bank) as a portfolio manager (1983-1988, 1993-1998) and foreign exchange currency and option trader (1988-1995).

  John Ryan
  Managing Director of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 1998 and the Fund in 2002.
   o Head of Corporate Sector Group.
   o Over ten years of investment industry experience.
   o Portfolio manager and trader at PPM America (1992-1998).
   o MBA, University of Chicago.



Scudder Strategic Income Fund

  Jan Faller
  Managing Director of Deutsche Asset Management and Lead Manager of the Fund.
   o Joined Deutsche Asset Management in 1999 and the Fund in 2000.
   o Over 12 years of investment industry experience.
   o PanAgora Asset Management, Bond and Currency Investment Manager from 1995 to 1999.
   o MBA, Amos Tuck School, Dartmouth College.

  Greg Boal
  Managing Director of Deutsche Asset Management and Portfolio Manager of the Fund.
   o Joined Deutsche Asset Management in 2000 and the Fund in 2002.
   o Over 17 years of investment industry experience.
   o Previously served as Senior vice president and director of the Fixed Income Division of Chicago-based ABN AMRO Asset Management USA, Manager of the corporate bond department at ABN AMRO from 1997 to 2000.
   o MS, Finance, University of Wyoming.

Scudder Technology Fund and Scudder Technology Innovation Fund

  Blair Treisman
  Vice President of Deutsche Asset Management and Lead Manager of the Fund.
   o Joined Deutsche Asset Management in 1999 and the Fund in 2000.
   o Prior to that, business services analyst at Salomon Smith Barney (1999); senior research analyst and hedge fund manager at Midtown Research Group (1998-1999); senior analyst -- Small Cap Growth Equities Group at Putnam Investments (1994-1998).
   o MBA, Columbia University Graduate School of Business.

  Jonathan Wild
  CA, Managing Director of Deutsche Asset Management and Consultant to the Fund.
   o Joined Deutsche Asset Management in 1996, previously serving as portfolio manager and analyst for U.K. equities specializing in the Telecoms sector, London, after 9 years of experience as fund manager for Finsbury Asset Management and analyst at BZW having previously qualified as a chartered accountant at KPMG.
   o Head of global equity research team for Hardware & Equipment sector, based in New York: London.
   o Joined the Fund in 2002.

  Stephen Scott
  Director of Deutsche Asset Management and Consultant to the Fund.
   o Joined Deutsche Asset Management in 1996, previously serving as team leader of Software and IT services, London, and analyst/portfolio manager, Sydney, after 1 year of experience as credit analyst for Westpac Banking Corporation; lecturer at Securities Institute of Australia.
   o Head of global equity research team for Software & Services sector:
     New York.
   o Joined the Fund in 2002.



Scudder Cash Investment Trust, Scudder Cash Reserves Fund, Scudder Money Market Series, Scudder Tax-Free Money Fund and Scudder U.S. Treasury Money Fund

  Effective April 8, 2002, a new group of investment professionals will be responsible for the day-to-day management of each Fund. These investment professionals have several years of experience managing money market funds.


* During the interim period, will become an employee of a Deutsche affiliate, and serve as a Consultant to the Fund's advisor. Thereafter, will serve as a Co-Manager of the Fund.

** After the interim period, will no longer serve as a Co-Manager of the Fund.

+ Currently an employee of a Deutsche affiliate, serving as a Consultant to the Fund's advisor. After the interim period, will serve as a Co-Manager of the Fund.

The Fund's Main Investment Strategy

Effective July 1, 2002, the following changes are being made to the section entitled "The Fund's Main Investment Strategy" for each fund noted below.

For Scudder Capital Growth Fund only, the following replaces the third sentence of the first paragraph:

Although the fund can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the S&P 500 Index (as of 12/31/01, the S&P 500 Index had a median market capitalization of $8.20 billion).

For Scudder Growth Fund only, the following replaces the second paragraph:

The fund normally invests at least 65% of total assets in common stocks of large U.S. companies that are similar in size to the companies in the Russell 1000 Growth Index (as of 12/31/01, the Russell 1000 Growth Index had a median market capitalization of $3.58 billion).

For Scudder Large Company Growth Fund only, the following replaces the first paragraph:

The fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large U.S. companies that are similar in size to the companies in the Russell 1000 Growth Index (as of 12/31/01, the Russell 1000 Growth Index had a median market capitalization of $3.58 billion).

For Scudder Managed Municipal Bonds only, the following replaces the first two sentences of the first paragraph:

The fund seeks to provide income exempt from regular federal income tax while actively seeking to reduce downside risk as compared with other tax-free income funds. It does this by investing at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities of municipalities across the United States and in other securities whose income is free from regular federal income tax.

For Scudder Medium-Term Tax-Free Fund only,

The following replaces the second sentence of the first paragraph:

Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities of municipalities across the United States and in other securities whose income is free from regular federal income tax and alternative minimum tax (AMT).

The following replaces the first sentence of the fourth paragraph:

Although the managers may adjust the fund's dollar-weighted average maturity (the maturity of the fund's portfolio), they will normally keep it between three and ten years and generally intend to keep it between five and ten years.

For Scudder S&P 500 Stock Fund only, the following replaces the second paragraph:

The fund seeks to match, as closely as possible before expenses, the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. It does this by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks and securities included in the S&P 500 Index.

For Scudder Small Company Stock Fund only, the following replaces the first three sentences of the first paragraph:

The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other small company stock funds. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small U.S. companies with potential for above-average long-term capital growth. These companies are similar in size to the companies in the Russell 2000 Index (as of 12/31/01, the Russell 2000 Index had a median market capitalization of $414 million).

For Scudder Small Company Value Fund only, the following replaces the first paragraph:

The fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of total assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small U.S. companies. These are companies that are similar in size to those in the Russell 2000 Value Index (as of 12/31/01, the Russell 2000 Value Index had a median market capitalization of $411 million).

For Scudder Tax-Free Money Fund only, the following replaces the second sentence of the first paragraph:

The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in high quality short-term municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT).

For Scudder U.S. Treasury Money Fund only, the following replaces the first two sentences of the first paragraph:

The fund seeks current income consistent with safety, liquidity, and stability of capital. It does this by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in short-term U.S. Treasury securities or in repurchase agreements backed by these securities.

For Scudder 21st Century Growth Fund only, the following replaces the second sentence of the first paragraph:

The fund typically invests at least 80% of total assets in common stocks of companies that are similar in size to the companies in the Russell 2000 Growth Index (as of 12/31/01, the Russell 2000 Growth Index had a median market capitalization of $429 billion).

Other Policies and Risks

For Scudder Large Company Growth Fund, Scudder S&P 500 Stock Fund, Scudder Small Company Stock Fund, Scudder Small Company Value Fund and Scudder U.S. Treasury Money Fund only, the following supplements the information in the section entitled "Other Policies and Risks":

Each fund's Board will provide shareholders with at least 60 days' notice prior to making any changes to each fund's 80% investment policy (in the case of Scudder Small Company Value Fund, its 90% investment policy) as described above.